Business Segments	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Business Segments
Business Segments
In the first quarter 2019, we changed our reportable segments in order to align with business activity drivers and the manner in which management reviews and evaluates operating performance. Forum now operates in the following three reportable segments: Drilling & Downhole, Completions and Production. This move better aligns with the key phases of the well cycle and provides improved operating efficiencies. Historically, we operated in three reportable segments: Drilling & Subsea, Completions, and Production & Infrastructure. We have moved the Downhole product line from Completions to Drilling & Subsea to form the new Drilling & Downhole segment. Completions retains the Stimulation & Intervention and Coiled Tubing product lines. Finally, we renamed Production & Infrastructure as the Production segment. Our historical results of operations have been recast to retrospectively reflect these changes in accordance with GAAP.
The Drilling & Downhole segment designs and manufactures products and provides related services to the drilling, well construction and subsea energy construction and services markets as well as other markets such as alternative energy, defense and communications. The Completions segment designs, manufactures and supplies products and provides related services to the completion, stimulation and intervention markets. The Production segment designs, manufactures and supplies products, and provides related equipment and services for production and infrastructure markets.
The Company’s reportable segments are strategic units that offer distinct products and services. They are managed separately since each business segment requires different marketing strategies. Operating segments have not been aggregated as part of a reportable segment. The Company evaluates the performance of its reportable segments based on operating income. This segmentation is representative of the manner in which our Chief Operating Decision Maker and our board of directors view the business. We consider the Chief Operating Decision Maker to be the Chief Executive Officer.
The amounts indicated below as “Corporate” relate to costs and assets not allocated to the reportable segments. Summary financial data by segment follows (in thousands):

	Year ended December 31,
	2018	2017	2016
Revenue:
Drilling & Downhole	$334,019	$310,523	$283,010
Completions	373,107	184,182	72,241
Production	361,407	327,287	233,754
Eliminations	(4,314)	(3,372)	(1,370)
Total revenue	$1,064,219	$818,620	$587,635

Segment operating income (loss):
Drilling & Downhole	$(33,335)	$(47,106)	$(62,439)
Completions	31,924	8,797	(36,225)
Production	6,022	7,811	655
Corporate	(35,079)	(33,427)	(27,440)
Total segment operating loss	(30,468)	(63,925)	(125,449)
Goodwill and intangible asset impairments	363,522	69,062	—
Transaction expenses	3,446	6,511	865
Loss (gain) on disposal of assets and other	(438)	2,097	2,638
Operating loss	$(396,998)	$(141,595)	$(128,952)

Depreciation and amortization
Drilling & Downhole	$31,985	$38,463	$41,231
Completions	33,943	17,631	13,145
Production	8,407	8,608	6,738
Corporate	173	427	646
Total depreciation and amortization	$74,508	$65,129	$61,760
A summary of capital expenditures by reportable segment is as follows (in thousands):

	Year ended December 31,
Capital expenditures	2018	2017	2016
Drilling & Downhole	$8,067	$7,093	$8,232
Completions	4,997	4,789	2,099
Production	4,877	6,855	1,953
Corporate	6,102	7,972	4,544
Total capital expenditures	$24,043	$26,709	$16,828
A summary of consolidated assets by reportable segment is as follows (in thousands):

	Year ended December 31,
Assets	2018	2017	2016
Drilling & Downhole	$663,414	$1,057,378	$1,145,426
Completions	872,731	790,255	317,016
Production	243,354	251,685	175,940
Corporate	50,153	95,910	196,810
Total assets	$1,829,652	$2,195,228	$1,835,192

Corporate assets primarily include deferred tax assets and deferred loan costs.
A summary of long-lived assets by country is as follows (in thousands):

	Year ended December 31,
Long-lived assets:	2018	2017	2016
United States	$868,295	$1,087,381	$809,545
Europe & Africa	100,451	213,008	184,768
Canada	87,221	88,280	79,403
Asia-Pacific	984	7,984	7,855
Middle East	6,049	7,362	3,175
Latin America	635	832	730
Total long-lived assets	$1,063,635	$1,404,847	$1,085,476

The following table presents our revenues disaggregated by geography based on shipping destination (in thousands):

	Year ended December 31,
	2018		2017		2016
Revenue:	$	%	$	%	$	%
United States	$811,724	76.3%	$621,445	76.0%	$361,941	61.7%
Canada	68,635	6.4%	60,898	7.4%	42,520	7.2%
Europe & Africa	57,632	5.4%	61,134	7.5%	77,847	13.2%
Middle East	54,541	5.1%	25,634	3.1%	25,975	4.4%
Asia-Pacific	46,503	4.4%	28,694	3.5%	51,880	8.8%
Latin America	25,184	2.4%	20,815	2.5%	27,472	4.7%
Total Revenue	$1,064,219	100.0%	$818,620	100.0%	$587,635	100.0%

The following table presents our revenues disaggregated by product line (in thousands):

	Year ended December 31,
	2018		2017		2016
Revenue:	$	%	$	%	$	%
Drilling Technologies	$178,260	16.6%	$168,816	20.6%	$135,051	23.3%
Downhole Technologies	104,974	9.9%	76,010	9.3%	59,545	10.1%
Subsea Technologies	50,785	4.8%	65,697	8.0%	88,414	15.0%
Stimulation and Intervention	228,721	21.5%	148,666	18.2%	72,241	12.3%
Coiled Tubing	144,386	13.6%	35,516	4.3%	—	—%
Production Equipment	141,169	13.3%	124,323	15.2%	77,166	13.1%
Valve Solutions	220,238	20.7%	202,964	24.8%	156,588	26.6%
Eliminations	(4,314)	(0.4)%	(3,372)	(0.4)%	(1,370)	(0.4)%
Total revenue	$1,064,219	100.0%	$818,620	100.0%	$587,635	100.0%